Property, Plant and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary of Property Plant and Equipment

(In Euros)	Buildings and leasehold improvements	Fixtures and fittings	Plant and equipment	Assets under construction	Total
Balance at December 31, 2021	12,623,023	2,645,274	9,167,229	838,176	25,273,702

Additions	4,200,206	290,263	3,362,030	8,721,010	16,573,509
Disposal					—
Transfers	639,900	18,276	180,000	(838,176)	—
Depreciation for the period	(890,142)	(189,222)	(893,249)		(1,972,613)
Translation differences	—	11,800	—	142,111	153,911

Balance at June 30, 2022	16,572,987	2,776,391	11,816,010	8,863,121	40,028,509

Cost
At December 31, 2021	13,082,928	3,061,197	9,871,301	838,176	26,853,602

At June 30, 2022	17,923,034	3,381,536	13,413,331	8,863,121	43,581,022

Accumulated amortization
At December 31, 2021	(459,905)	(415,923)	(704,072)	—	(1,579,900)

At June 30, 2022	(1,350,047)	(605,145)	(1,597,321)	—	(3,552,513)

(In Euros)	Buildings	Fixtures and fittings	Plant and equipment	Assets under construction	Total

Balance at 31 December 2019	82,017	379,607	781,042	150,220	1,392,886

Business combinations	—	—	18,776	—	18,776
Additions	1,942,714	609,907	822,351	986,254	4,361,226
Transfers	150,220	—	—	(150,220)	—
Depreciation for the year	(138,507)	(67,146)	(143,770)	—	(349,423)
Translation differences	—	(1,146)	—	—	(1,146)

Balance at 31 December 2020	2,036,444	921,222	1,478,399	986,254	5,422,319

Additions	10,177,734	1,899,752	8,029,437	838,176	20,945,099
Disposals	(74,831)	(5,158)	—	—	(79,989)
Transfers	803,713	127,302	85,973	(986,254)	30,734
Depreciation for the year	(320,037)	(298,949)	(426,580)	—	(1,045,566)
Translation differences	—	1,105	—	—	1,105

Balance at 31 December 2021	12,623,023	2,645,274	9,167,229	838,176	25,273,702

Cost
At 31 December 2019	83,378	429,435	914,764	150,220	1,577,797

At 31 December 2020	2,176,312	1,038,196	1,755,891	986,254	5,956,653

At 31 December 2021	13,082,928	3,061,197	9,871,301	838,176	26,853,602

Accumulated depreciation
At 31 December 2019	(1,361)	(49,828)	(133,722)	—	(184,911)

At 31 December 2020	(139,868)	(116,974)	(277,492)	—	(534,334)

At 31 December 2021	(459,905)	(415,923)	(704,072)	—	(1,579,900)